INCOME TAXES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current expense [Abstract]
Federal	$ 24,307	$ 21,397	$ 34,632
State	3,308	2,289	2,349
Total current expense	27,615	23,686	36,981
Deferred (benefit) expense [Abstract]
Federal	(4,399)	10,944	(8,624)
State	894	1,143	244
Total deferred (benefit) expense	(3,505)	12,087	(8,380)
Income tax expense	24,110	35,773	28,601
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate (21%) on income before income taxes	50,762	50,596	38,726
Benefit from tax-exempt income	(5,743)	(5,613)	(5,901)
Tax credits	(37,331)	(21,561)	(13,064)
Basis reduction on tax credit	2,761	1,346	657
Tax benefit of equity compensation	(154)	(243)	340
State income taxes, net of federal tax benefit	3,320	2,711	2,049
Affordable housing investments	9,341	7,194	6,635
Other	1,154	1,343	(841)
Income tax expense	24,110	35,773	28,601
Deferred tax assets [Abstract]
Allowance for credit losses	30,464	29,754
Deferred compensation	346	292
Postretirement benefits other than pension liability	636	652
Accrued stock-based compensation	2,216	1,836
Interest on nonaccrual loans	406	442
Accrued expenses	7,454	7,286
Deferred Tax Asset, Debt Securities, Available-for-Sale, Unrealized Loss	92,072	0
State net operating loss	1,152	1,746
Deferred tax asset, Leasing liability	15,308	15,794
Federal tax credit carryforwards	4,254	3,049
Other	516	565
Total deferred tax assets	154,824	61,416
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(7,172)	(9,117)
FHLB and FRB stock	(3,912)	(3,836)
Mortgage-servicing rights	(3,825)	(3,518)
Leasing activities	(12,829)	(10,860)
Retirement obligations	10,197	13,754
Intangible assets	(18,462)	(16,081)
Deferred loan fees and costs	(1,638)	(933)
Prepaid expenses	(645)	(680)
Limited partnership investments	312	2,957
Unrealized gains on investment securities	0	(5,791)
Foreign exchange deferred income	0	(428)
Deferred Tax Liability, Unrealized gain/loss equity securities	(2,237)	(2,339)
Deferred tax liability, right of use asset	(12,911)	(13,390)
Other	(3,653)	(2,426)
Deferred Tax Liabilities, Gross	(84,529)	(93,010)
Deferred Tax Assets, Net	70,295
Total deferred tax liabilities		(31,594)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Balance at beginning of year	2,386	2,386	3,006
Decrease resulting from settlements	0	0	(620)
Balance at end of year	$ 2,386	$ 2,386	$ 2,386
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred Tax Assets Operating Loss Carryforwards State And Local Acquired	$ 1,500	$ 2,300
Deferred taxes, business combination, valuation allowance	0	0
Retained Earnings For Which No Deferred Income Tax Liability Has Been Recognized	16,100	16,100
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	3,400
Unrecognized tax benefits affecting income tax rate	1,900	1,900	$ 1,900
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0	$ 0
Fair value adjustments on business combinations	$ (6,736)	$ (6,900)